Long-term Debt and Borrowing Arrangements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt and Borrowing Arrangements
Long-term Debt and Borrowing Arrangements
Long-term debt and other borrowing arrangements consisted of:

	Maturity Date	As of December 31,
		2014	2013
3½% Convertible Notes	October 2014	—	66
4⅞% Senior Notes	November 2017	300	300
Floating Rate Senior Notes	December 2017	248	247
8¼% Senior Notes	January 2019	—	691
Floating Rate Term Loan (a)	March 2019	980	989
9¾% Senior Notes	March 2020	223	223
6% Euro-denominated Senior Notes	March 2021	561	344
5⅛% Senior Notes	June 2022	400	—
5½% Senior Notes	April 2023	674	500
		3,386	3,360
Other		34	34
Total		3,420	3,394
Less: Short-term debt and current portion of long-term debt		28	89
Long-term debt		$3,392	$3,305
__________

(a)
The floating rate term loan is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

Convertible Notes
3½% Convertible Senior Notes. The Company’s 3½% Convertible Senior Notes due October 2014 (the “Convertible Notes”) were issued in October 2009 at par value, for aggregate proceeds of $345 million. The Convertible Notes were senior unsecured obligations of the Company. Concurrently with the issuance of the Convertible Notes, the Company purchased a convertible note hedge and entered into a warrant transaction, which effectively increased the conversion price of the Convertible Notes, from the Company’s perspective, to $22.50 per share. The convertible note hedge was intended to reduce the net number of shares required to be issued upon conversion of the Convertible Notes.
The Company repurchased most of the Convertible Notes over time, including the repurchase of $62 million of Convertible Notes at a cost of $115 million in 2013. In conjunction with the repurchase of the Convertible Notes, the Company repurchased warrants and sold convertible note hedges corresponding to the repurchased Convertible Notes. In December 2013, the Company unwound the remaining outstanding convertible note hedge and warrants.
In October 2014, the remaining $66 million Convertible Notes converted into approximately 4.0 million shares of the Company’s common stock at the initial conversion rate of 61.5385 shares of common stock per $1,000 principal amount. See Note 15—Stockholders’ Equity for further details.
Term Loan
Floating Rate Term Loan due 2019. The Company issued $500 million and $200 million of Floating Rate Term Loan in March and October 2012, respectively, under the Company’s senior credit facility. The Company used the proceeds of the loan to repay approximately $420 million of term loan borrowings due 2014 and 2018 and $75 million of its senior notes due 2014.
During 2013, the Company amended its senior credit facility to issue, in aggregate, an additional $300 million of term loan due 2019. A portion of the proceeds was used to partially fund the acquisition of Zipcar. The term loan has a committed aggregate principal amount of $1 billion and bears interest at the greater of three-month LIBOR or 0.75% plus 225 basis points, for an aggregate rate of 3.00% at December 31, 2014; however, the Company has entered into an interest rate swap to hedge $600 million of its interest rate exposure related to the floating rate term loan at an aggregate rate of 3.96%.

Senior Notes
4⅞% Senior Notes due 2017. In November 2012, the Company issued its 4⅞% Senior Notes at par, for aggregate proceeds of $300 million with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part at any time on or after May 15, 2015, at specified prices, plus accrued interest through the redemption date.
Floating Rate Senior Notes due 2017. In November 2013, the Company issued its Floating Rate Senior Notes at 98.75% of their face value for aggregate proceeds of $247 million. The interest rate on these notes is equal to three-month LIBOR plus 275 basis points, for an aggregate rate of 2.98% at December 31, 2014; however, the Company has entered into an interest rate swap to hedge its interest rate exposure related to these notes at an aggregate rate of 3.58%.
8¼% Senior Notes due 2019. In April 2014, the Company redeemed $292 million of outstanding principal for $316 million plus accrued interest and in June 2014, the Company redeemed the remaining outstanding principal of $395 million for $421 million plus accrued interest.
9¾% Senior Notes due 2020. In October 2011, the Company issued 9¾% Senior Notes at par, for aggregate proceeds of $250 million with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part at any time on or after September 15, 2015, at specified prices, plus accrued interest through the redemption date. In April 2013, the Company purchased approximately $27 million of the aggregate principal amount.

6% Euro-denominated Senior Notes. In March 2013, the Company issued €250 million (approximately $325 million, at issuance) of 6% Euro-denominated Senior Notes due March 2021, at par, with interest payable semi-annually. The notes are unsecured obligations of the Company’s Avis Budget Finance plc subsidiary, are guaranteed on a senior basis by the Company and certain of its domestic subsidiaries and rank equally with all of the Company’s existing senior unsecured debt. The Company has the right to redeem these notes in whole or in part on or after April 1, 2016 at specified redemption prices plus accrued interest. The Company used the proceeds from the issuance to partially fund the acquisition of Zipcar.

In March 2014, the Company issued €200 million (approximately $275 million, at issuance) of additional 6% Euro-denominated Senior Notes due 2021. These notes were sold at 106.75% of their face value with interest payable semi-annually, for aggregate proceeds of approximately $295 million, with a yield to maturity of 4.85%. In April 2014, the Company used the proceeds to repurchase $292 million principal amount of its 8¼% Senior Notes.

5⅛% Senior Notes due 2022. In May 2014, the Company issued $400 million of 5⅛% Senior Notes due 2022 at par. In June 2014, the Company used the proceeds to repurchase the remaining $395 million principal amount of its 8¼% Senior Notes. The notes were issued at par, with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part at any time on or after June 1, 2017 at specified redemption prices plus accrued interest.

5½% Senior Notes due 2023. In April 2013, the Company completed an offering of $500 million of 5½% Senior Notes due April 2023. The notes were issued at par, with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part on or after April 1, 2018 at specified redemption prices plus accrued interest. The Company used the proceeds to retire higher-cost debt.

In November 2014, the Company issued $175 million of additional 5½% Senior Notes due 2023 at 99.625% of their face value, with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part on or after April 1, 2018 at specified redemption prices plus accrued interest. The Company used the proceeds from the issuance to partially fund the acquisition of its Budget licensee for Southern California and Las Vegas.
The Floating Rate Senior Notes, the 4⅞% Senior Notes, the 9¾% Senior Notes, the 5⅛% Senior Notes and the 5½% Senior Notes, in each case as described above, are senior unsecured obligations of the Company’s Avis Budget Car Rental, LLC (“ABCR”) subsidiary, are guaranteed by the Company and certain of its domestic subsidiaries and rank equally in right of payment with all of the Company’s existing and future senior unsecured indebtedness.
In connection with the debt amendments and repayments for the years ended December 31, 2014, 2013 and 2012 the Company recorded $56 million, $147 million and $75 million in early extinguishment of debt costs, respectively.
DEBT MATURITIES
The following table provides contractual maturities of the Company’s corporate debt at December 31, 2014:

Year	Amount
2015	$28
2016	17
2017	562
2018	12
2019	942
Thereafter	1,859
$3,420

COMMITTED CREDIT FACILITIES AND AVAILABLE FUNDING ARRANGEMENTS
At December 31, 2014, the committed corporate credit facilities available to the Company and/or its subsidiaries were as follows:

	Total Capacity	Outstanding Borrowings	Letters of Credit Issued	Available Capacity
Senior revolving credit facility maturing 2018 (a)	$1,800	$—	$783	$1,017
Other facilities (b)	12	1	—	11
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(a)
The senior revolving credit facility bears interest at one-month LIBOR plus 200 basis points and is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

(b)	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2014.
During 2013, the Company extended the maturity of the senior revolving credit facility from 2016 to 2018, expanded its borrowing capacity under the facility, and reduced its borrowing spread under the facility by 75 basis points. During 2014, the Company amended its senior revolving credit facility to increase the amount of its borrowing capacity from $1.65 billion to $1.8 billion.
At December 31, 2014 and 2013, the Company had various uncommitted credit facilities available, which bear interest at rates of 0.39% to 2.50%, under which it had drawn approximately $9 million and $4 million, respectively.
DEBT COVENANTS
The agreements governing the Company’s indebtedness contain restrictive covenants, including restrictions on dividends paid to the Company by certain of its subsidiaries, the incurrence of additional indebtedness by the Company and certain of its subsidiaries, acquisitions, mergers, liquidations, and sale and leaseback transactions. The Company’s senior credit facility also contains a maximum leverage ratio requirement. As of December 31, 2014, the Company was in compliance with the financial covenants governing its indebtedness.